Borrowings - Additional Information (Detail) - SGD ($)		12 Months Ended
	Dec. 23, 2020	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 0	$ 0
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Cash		10,000,000
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 25,000,000
Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings Interest Rate		6.00%
Later than three months and not later than six months [member]
Disclosure of detailed information about borrowings [line items]
Borrowings Interest Rate		2.00%
Loan Facility Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Loan facility from key management personnel	$ 600,000
Borrowings maturity		January 2023
Advances Received As Borrowings					$ 5,000,000
Borrowings Interest Rate		8.16%
Borrowings				$ 11,000,000
Loan Facility Agreement [Member] | Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 16,000,000
Borrowings maturity	2-year